Investments (Changes in Net Unrealized Investment Gains Losses) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Changes In Net Unrealized Investment Gains Losses Included In Accumulated Other Comprehensive Loss [Abstract]
Balance, beginning of period	$ 2,449	$ 1,910	$ 342
Fixed maturity securities on which noncredit OTTI losses have been recognized	23	61	(39)
Unrealized investment gains (losses) during the year	(3,452)	1,374	3,138
Unrealized investment gains (losses) relating to [Abstract]
Insurance liability gain (loss) recognition	739	(414)	(292)
DAC and VOBA related to noncredit OTTI losses recognized in accumulated other comprehensive income (loss)	(5)	(5)	4
DAC and VOBA	397	(162)	(390)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in accumulated other comprehensive income (loss)	(6)	(20)	12
Deferred income tax benefit (expense)	767	(295)	(865)
Balance, end of period	912	2,449	1,910
Changes in net unrealized investment gains (losses)	$ (1,537)	$ 539	$ 1,568